Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - £ / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	400,000,000	160,000,000
Ordinary shares, issued	64,972,301	35,854,591
Ordinary shares, outstanding	64,972,301	35,854,591
Deferred Shares
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred shares, authorized	23,452	112,077
Deferred shares, issued	23,452	112,077
Deferred shares, outstanding	23,452	112,077
Deferred Shares One
Deferred shares, par value	£ 100,000	£ 100,000
Deferred shares, authorized	1	1
Deferred shares, issued	1	1
Deferred shares, outstanding	1	1